Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
VOYAGE REVENUES	$ 193,309	$ 214,055	$ 390,360	$ 415,644
EXPENSES:
Voyage expenses	31,917	41,403	67,980	83,423
Charter hire expense	3,321	5,095	6,603	11,108
Vessel operating expenses	52,704	49,704	102,310	98,328
Depreciation and amortization	42,089	39,494	83,220	77,020
General and administrative expenses	13,237	7,904	23,143	15,230
Gain on sale of vessels (Note 5)	0	(32,495)	(3,553)	(48,662)
Total expenses	143,268	111,105	279,703	236,447
Operating income	50,041	102,950	110,657	179,197
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(24,978)	(30,053)	(48,980)	(55,198)
Interest income	3,231	4,687	5,538	7,935
Other, net	(4)	4	(23)	75
Total other expenses, net	(21,751)	(25,362)	(43,465)	(47,188)
Net income	28,290	77,588	67,192	132,009
Less: Net income attributable to the non-controlling interest	(1,457)	(1,202)	(2,648)	(1,587)
Net income attributable to Tsakos Energy Navigation Limited	26,833	76,386	64,544	130,422
Effect of preferred dividends	(6,750)	(6,750)	(13,500)	(13,500)
Undistributed income allocated to non-vested restricted common stock	(313)	0	(513)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 19,770	$ 69,636	$ 50,531	$ 116,922
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 0.67	$ 2.36	$ 1.70	$ 3.96
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 0.67	$ 2.36	$ 1.70	$ 3.96
Weighted average number of shares, basic	29,661,103	29,505,603	29,661,103	29,505,603
Weighted average number of shares, diluted	29,661,103	29,505,603	29,661,103	29,505,603